Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Reconciliation of Net Distributions to Parent
A reconciliation of net distributions to parent in the statement of stockholders’ equity to the corresponding amount presented in the statement of cash flows for the year ended December 31, 2015 is provided below (in thousands):

Year Ended December 31, 2015
Net distributions to parent per the statement of stockholders’ equity	$(57,635)
Stock-based compensation expenses prior to the Spin-off	(6,066)
Net transfers of property, plant and equipment from parent prior to the Spin-off	(7,627)
Transfer of net deferred tax liabilities from parent at Spin-off	29,203
Transfer of other net assets to parent at Spin-off	1,907
Net distributions to parent per the statement of cash flows	$(40,218)